SPARTAN(REGISTERED TRADEMARK)
U.S. TREASURY
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   11  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  15  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  17  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          18

PROXY VOTING RESULTS   19

OF SPECIAL NOTE        21


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US TREASURY MONEY         4.67%        27.03%        64.89%
MARKET

100% US Treasury Money Market     4.39%        25.57%        n/a
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the 100% U.S. Treasury money market funds average, which reflects the performance of 100% U.S. Treasury money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 37 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN US TREASURY MONEY         4.67%        4.90%         5.13%
MARKET

100% US Treasury Money Market     4.39%        4.66%         n/a
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               4/27/99  2/2/99  11/3/98   7/28/98  4/28/98

Spartan U.S. Treasury  Money   4.25%    4.32%   4.60%     4.89%    4.94%
Market Fund

100% US Treasury Money Market  3.94%    3.97%   4.16%     4.64%    4.69%
Funds Average

                               4/28/99  2/3/99  10/28/98  7/29/98  4/29/98

MMDA                           2.10%    2.21%   2.45%     2.54%    2.52%


Spartan U.S. Treasury
Money Market Fund

100% US Treasury
Money Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.25
Row: 1, Col: 2, Value: 3.94
Row: 1, Col: 3, Value: 2.1
Row: 2, Col: 1, Value: 4.32
Row: 2, Col: 2, Value: 3.97
Row: 2, Col: 3, Value: 2.21
Row: 3, Col: 1, Value: 4.6
Row: 3, Col: 2, Value: 4.16
Row: 3, Col: 3, Value: 2.45
Row: 4, Col: 1, Value: 4.89
Row: 4, Col: 2, Value: 4.64
Row: 4, Col: 3, Value: 2.54
Row: 5, Col: 1, Value: 4.94
Row: 5, Col: 2, Value: 4.69
Row: 5, Col: 3, Value: 2.52

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the 100% U.S. Treasury money market funds average and the bank money market deposit account (MMDA) average. Figures for the 100% U.S. Treasury money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Treasury Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FUND'S FISCAL YEAR THAT ENDED APRIL 30, 1999?

A. The U.S. economy was very strong, with real GDP - gross domestic product adjusted for inflation - averaging about 4%. A strong housing market, solid consumer spending and steady business investment helped drive this growth. The pace of the economy's expansion was well above the non-inflationary trend rate of 2% to 2.5% - the rate above which inflation is expected to occur. Nevertheless, inflation was quite tame. As a result of these conflicting signals, it was a bit of a roller-coaster year for the Federal Reserve Board. At the beginning of the period, the Fed was biased toward raising short-term interest rates in order to curb growth and head off inflation. However, beginning in August the Fed changed course and eventually lowered rates three times during a six-week period from late September through mid-November.

Q. WHAT LED THE FED TO ALTER ITS POLICY?

A. A crisis in worldwide markets that began with Russia's default on its debt and devaluation of its currency in August. That event sparked concerns about the health of other emerging economies and the worldwide banking system. Well-publicized problems of hedge fund Long-Term Capital Management further rocked the markets in late September and early October. The Fed's rate cuts lowered the rate banks charge each other for overnight loans - known as the fed funds rate - from 5.50% to 4.75%. The moves were designed to reassure markets paralyzed by heightened illiquidity and risk aversion, and to prevent a credit crunch from developing. From that point in the fourth quarter of 1998, stability generally returned to world markets, and the U.S. economy has sustained very strong growth, with real GDP rising at a 6% annual rate in the fourth quarter and 4.5% in the first quarter of 1999.

Q. HOW DID THESE DEVELOPMENTS AFFECT THE FUND?

A. In response to the crisis in the fall, investors worldwide fled to the safety and liquidity offered by U.S. Treasury securities. This dramatic flight to quality caused the yield on the three-month Treasury bill to drop by 1.25 percentage points. To investors who were seeking to avoid risk and increase liquidity, short-term Treasuries were the investment of choice. From a strategic perspective, early in the period I employed a "barbell" structure, focusing the fund's investments on securities at either end of the maturity spectrum, with little in between. On the one hand, I purchased one- to three-month securities; on the other, I looked for buying opportunities among one-year notes that I felt priced in more Fed interest-rate increases than I believed would occur. In the uncertain environment of last fall, I pursued a cautious approach, looking for value in the one- to six-month maturity range. So far in 1999, I've emphasized cash-management bills in the one- to two-month maturity range that were quite cheap relative to short-maturity alternatives. Going forward, the fund will be dealing with the continued reduction of Treasury debt, because the U.S. government currently is enjoying a budget surplus of over $100 billion per year. Nevertheless, I believe the U.S. Treasury will work to maintain liquidity in the short-term U.S. Treasury market, which traditionally has been one of the largest and most liquid debt markets in the world.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 1999, was 4.25%, compared to 4.94% 12 months ago. For the 12 months that ended April 30, 1999, the fund had a total return of 4.67%, compared to 4.39% for the 100% U.S. Treasury money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. U.S. economic growth has continued to beat expectations, with few signs of accompanying inflation. While very low commodity prices have been cited as one of the main reasons for sustained low inflation, productivity gains also contributed. Recently, oil prices have reversed course and started to rise, which - coupled with signs that global economic activity is starting to stabilize and improve - caused market observers to become nervous about the inflation outlook. As a result, the money-market yield curve steepened - meaning longer-maturity yields became more attractive compared to yields for shorter-maturities. When I think those longer-term yields protect against possible future interest-rate increases, I will add longer-maturity securities to the portfolio.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: income while
maintaining a stable $1 share
price by investing in U.S.
Treasury money market
securities whose interest is free
from state and local taxes

START DATE: January 5, 1988

FUND NUMBER: 415

TRADING SYMBOL: FDLXX

SIZE: as of April 30, 1999,
more than $2.0 billion

MANAGER: Robert Litterst,
since 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S  INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                                10/31/98                  4/30/98

  0 - 30                        10                              24                        20

 31 - 90                        47                              23                        32

 91 - 180                       40                              48                        43

181 - 397                       3                               5                         5

WEIGHTED AVERAGE MATURITY

                               4/30/99                          10/31/98                  4/30/98

Spartan U.S. Treasury  Money   78 DAYS                          74 Days                   81 Days
Market Fund

100% U.S. Treasury Money       71 DAYS                          74 Days                   65 Days
Market Funds Average*

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF APRIL 30, 1999

U.S. Treasury
bills  1%
U.S. Treasury
notes 99%

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 98.0

AS OF OCTOBER 31, 1998

U.S. Treasury
bills 24%
U.S. Treasury
notes 76%

Row: 1, Col: 1, Value: 24.0
Row: 1, Col: 2, Value: 76.0


INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



U.S. TREASURY OBLIGATIONS -
100.0%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY BILLS - 1.4%

 9/16/99                          4.64%                       $ 30,000                     $ 29,479

U.S. TREASURY NOTES - 87.2%

 5/15/99                          4.66                         75,000                       75,040

 5/15/99                          4.68                         80,000                       80,042

 5/31/99                          4.51                         15,000                       15,024

 5/31/99                          4.55                         20,000                       20,025

 5/31/99                          4.56                         35,000                       35,045

 5/31/99                          4.57                         71,362                       71,470

 5/31/99                          4.58                         44,000                       44,074

 5/31/99                          4.59                         40,000                       40,067

 5/31/99                          4.64                         62,288                       62,360

 5/31/99                          4.66                         2,712                        2,715

 5/31/99                          4.67                         60,000                       60,096

 5/31/99                          4.71                         90,000                       90,112

 5/31/99                          4.72                         25,000                       25,027

 6/30/99                          4.53                         547                          548

 6/30/99                          4.54                         60,000                       60,138

 6/30/99                          4.56                         50,000                       50,174

 6/30/99                          4.57                         185,000                      185,590

 6/30/99                          4.58                         1,450                        1,453

 6/30/99                          4.63                         40,000                       40,087

 7/15/99                          4.44                         30,000                       30,113

 7/15/99                          4.45                         6,720                        6,745

 7/15/99                          4.58                         25,000                       25,088

 7/15/99                          4.59                         100,000                      100,350

 7/31/99                          4.55                         20,000                       20,110

 7/31/99                          4.59                         20,000                       20,059

 7/31/99                          4.60                         170,000                      170,912

 7/31/99                          4.63                         59,091                       59,259

 7/31/99                          4.64                         20,000                       20,057

 8/15/99                          4.64                         20,000                       20,075

 8/15/99                          4.75                         2,684                        2,693

 8/15/99                          4.80                         30,000                       30,097

 8/31/99                          4.55                         30,000                       30,115

 8/31/99                          4.62                         20,000                       20,073

 8/31/99                          4.63                         40,000                       40,276

 8/31/99                          4.64                         59,500                       59,909

 9/30/99                          4.50                         4,465                        4,486

 9/30/99                          4.53                         15,000                       15,153

 9/30/99                          4.54                         15,000                       15,145

U.S. TREASURY OBLIGATIONS -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)      VALUE (NOTE 1) (000S)
                                 PURCHASE

U.S. TREASURY NOTES - CONTINUED

 9/30/99                          4.57%                       $ 50,000                     $ 50,502

 9/30/99                          4.63                         83,477                       84,297

 1/31/00                          4.63                         10,000                       10,215

                                                                                            1,794,816

U.S. TREASURY NOTES -
INTEREST ONLY STRIPS - 2.9%

 8/15/99                          4.54                         30,000                       29,602

 8/15/99                          4.57                         30,000                       29,599

                                                                                            59,201

U.S. TREASURY NOTES -
PRINCIPAL ONLY STRIPS - 8.5%

 5/15/99                          4.54                         38,743                       38,669

 5/15/99                          5.00                         10,000                       9,986

 5/15/99                          5.42                         11,247                       11,232

 8/15/99                          4.57                         30,000                       29,599

 8/15/99                          4.68                         16,000                       15,786

 8/15/99                          5.01                         16,000                       15,774

 10/31/99                         4.64                         25,000                       24,422

 2/15/00                          4.77                         15,000                       14,446

 2/15/00                          4.80                         15,000                       14,442

                                                                                            174,356

TOTAL INVESTMENT IN                                                                        $ 2,057,852
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                         $ 2,057,852


INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $11,000, all of which will expire on April 30, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    APRIL 30, 1999

ASSETS

Investment in securities, at            $ 2,057,852
value -  See accompanying
schedule

Receivable for fund shares               4,138
sold

Interest receivable                      35,682

 TOTAL ASSETS                            2,097,672

LIABILITIES

Payable for fund shares        $ 6,700
redeemed

Distributions payable           418

Accrued management fee          797

Other payables and accrued      23
expenses

 TOTAL LIABILITIES                       7,938

NET ASSETS                              $ 2,089,734

Net Assets consist of:

Paid in capital                         $ 2,089,829

Accumulated net realized gain            (95)
(loss) on investments

NET ASSETS, for 2,089,698               $ 2,089,734
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($2,089,734
(divided by) 2,089,698
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS       YEAR
                           ENDED APRIL 30, 1999

INTEREST INCOME                       $ 103,326

Expenses

Management fee               $ 9,240

Non-interested trustees'      8
compensation

Interest                      322

 Total expenses before        9,570
reductions

 Expense reductions           (110)    9,460

NET INTEREST INCOME                    93,866

NET REALIZED GAIN (LOSS) ON            (23)
INVESTMENTS

NET INCREASE IN NET ASSETS            $ 93,843
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED APRIL 30, 1999  YEAR ENDED APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 93,866                   $ 93,767

 Net realized gain (loss)         (23)                       170

 NET INCREASE (DECREASE) IN       93,843                     93,937
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (93,866)                   (93,767)
from net interest income

Share transactions at net         2,111,263                  1,866,456
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  88,470                     90,721
distributions from net
interest income

 Cost of shares redeemed          (2,022,494)                (1,955,761)

 NET INCREASE (DECREASE) IN       177,239                    1,416
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       177,216                    1,586
IN NET ASSETS

NET ASSETS

 Beginning of period              1,912,518                  1,910,932

 End of period                   $ 2,089,734                $ 1,912,518



FINANCIAL HIGHLIGHTS

                               YEARS ENDED APRIL 30,

                               1999                   1998     1997     1996     1995 F      1994 G

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000
period

Income from Investment          .046                   .050     .048     .051     .036        .030
Operations Net interest
income

Less Distributions

From net interest  income       (.046)                 (.050)   (.048)   (.051)   (.036)      (.030)

Net asset value,  end of       $ 1.000                $ 1.000  $ 1.000  $ 1.000  $ 1.000     $ 1.000
period

TOTAL RETURN B, C               4.67%                  5.08%    4.92%    5.25%    3.66%       2.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 2,090                $ 1,913  $ 1,911  $ 1,795  $ 1,678     $ 1,556
millions)

Ratio of expenses to average    .47%                   .46%     .45%     .45%     .45% A, D   .45% D
net assets

Ratio of expenses to average    .46% E                 .46%     .45%     .43% E   .45% A      .45%
net assets after expense
reductions

Ratio of net interest income    4.57%                  4.96%    4.82%    5.14%    4.85% A     2.94%
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F NINE MONTHS ENDED APRIL 30
G YEAR ENDED JULY 31

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. On April 30, 1999, the fund had no reverse repurchase agreements outstanding.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MANAGEMENT FEE - CONTINUED

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the fund's shareholders which amounted to $26,000 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

4. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $110,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 7, 1999

DISTRIBUTIONS


A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 19, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
Affirmative    998,613,600.53     91.441

Withheld       93,469,630.35      8.559

TOTAL          1,092,083,230.88   100.000

PHYLLIS BURKE DAVIS
Affirmative    997,981,770.89     91.383

Withheld       94,101,459.99      8.617

TOTAL          1,092,083,230.88   100.000

ROBERT M. GATES
Affirmative    999,525,307.14     91.525

Withheld       92,557,923.74      8.475

TOTAL          1,092,083,230.88   100.000

EDWARD C. JOHNSON 3D
Affirmative    998,548,112.37     91.435

Withheld       93,535,118.51      8.565

TOTAL          1,092,083,230.88   100.000

E. BRADLEY JONES
Affirmative    996,711,152.62     91.267

Withheld       95,372,078.26      8.733

TOTAL          1,092,083,230.88   100.000

DONALD J. KIRK
Affirmative    999,396,591.71     91.513

Withheld       92,686,639.17      8.487

TOTAL          1,092,083,230.88   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
Affirmative    999,367,511.65     91.510

Withheld       92,715,719.23      8.490

TOTAL          1,092,083,230.88   100.000

WILLIAM O. MCCOY
Affirmative    999,808,402.66     91.551

Withheld       92,274,828.22      8.449

TOTAL          1,092,083.230.88   100.000

GERALD C. MCDONOUGH
Affirmative    996,915,216.74     91.286

Withheld       95,168,014.14      8.714

TOTAL          1,092,083,230.88   100.000

MARVIN L. MANN
Affirmative    999,817,337.99     91.551

Withheld       92,265,892.89      8.449

TOTAL          1,092,083,230.88   100.000

ROBERT C. POZEN
Affirmative    998,771,625.21     91.456

Withheld       93,311,605.67      8.544

TOTAL          1,092,083,230.88   100.000

THOMAS R. WILLIAMS
Affirmative    998,220,601.74     91.405

Withheld       93,862,629.14      8.595

TOTAL          1,092,083,230.88   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    980,508,912.27     89.783

Against        18,364,177.16      1.682

Abstain        93,210,141.45      8.535

TOTAL          1,092,083,230.88   100.000

PROPOSAL 3

To approve an amended management contract for the fund to include annual premium payments, if any, to a captive mutual insurance company in the list of enumerated expenses borne directly by the fund and to modify the management contract's amendment provisions.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    810,075,001.58     74.177

Against        144,806,608.18     13.260

Abstain        137,201,621.12     12.563

TOTAL          1,092,083,230.88   100.000

PROPOSAL 4

To amend the fund's fundamental investment limitation concerning diversification.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    802,531,882.29     73.486

Against        163,346,310.14     14.958

Abstain        126,205,038.45     11.556

TOTAL          1,092,083,230.88   100.000

PROPOSAL 6

To amend the fund's fundamental investment limitation concerning the concentration of its investments in a single industry.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    801,021,971.52     73.348

Against        162,975,826.44     14.923

Abstain        128,085,432.92     11.729

TOTAL          1,092,083,230.88   100.000

PROPOSAL 8

To amend the fund's fundamental investment limitation concerning real estate.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    773,601,683.70     70.837

Against        183,266,375.32     16.782

Abstain        135,215,171.86     12.381

TOTAL          1,092,083,230.88   100.000

PROPOSAL 9

To amend the fund's fundamental investment limitation concerning lending.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    770,992,591.64     70.598

Against        187,284,315.24     17.150

Abstain        133,806,324.00     12.252

TOTAL          1,092,083,230.88   100.000

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0  To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5517

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

TMM-ANN-0699  78216
1.703531.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
U.S. GOVERNMENT
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months  and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   13  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  17  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  19  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          20

PROXY VOTING RESULTS   21

OF SPECIAL NOTE        23


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN US GOVERNMENT MONEY      5.02%        28.67%        58.26%
MARKET

Government Money Market Funds    4.59%        26.26%        n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on February 5, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of government money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 217 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN US GOVERNMENT MONEY      5.02%        5.17%         5.10%
MARKET

Government Money Market Funds    4.59%        4.77%         n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                               4/27/99  2/2/99  11/3/98   7/28/98  4/28/98

Spartan U.S. Government Money  4.51%    4.67%   4.91%     5.16%    5.15%
Market Fund

Government Money Market Funds  4.09%    4.20%   4.49%     4.84%    4.82%
Average

                               4/28/99  2/3/99  10/28/98  7/29/98  4/29/98

MMDA                           2.10%    2.21%   2.45%     2.54%    2.52%


Spartan U.S.
Government Money
Market Fund

Government Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.51
Row: 1, Col: 2, Value: 4.09
Row: 1, Col: 3, Value: 2.1
Row: 2, Col: 1, Value: 4.67
Row: 2, Col: 2, Value: 4.2
Row: 2, Col: 3, Value: 2.21
Row: 3, Col: 1, Value: 4.91
Row: 3, Col: 2, Value: 4.49
Row: 3, Col: 3, Value: 2.45
Row: 4, Col: 1, Value: 5.16
Row: 4, Col: 2, Value: 4.84
Row: 4, Col: 3, Value: 2.54
Row: 5, Col: 1, Value: 5.15
Row: 5, Col: 2, Value: 4.82
Row: 5, Col: 3, Value: 2.52

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a $1
share price. Second, a money
market fund returns to its
shareholders income earned
by the fund's investments after
expenses. This is in contrast to
banks, which set their MMDA
rates periodically based on
current interest rates,
competitors' rates, and
internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Litterst)

An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FUND'S FISCAL YEAR THAT ENDED APRIL 30, 1999?

A. The U.S. economy was very strong, with real GDP - gross domestic product adjusted for inflation - averaging about 4%. A strong housing market, solid consumer spending and steady business investment helped drive this growth. The pace of the economy's expansion was well above the non-inflationary trend rate of 2% to 2.5% - the rate above which inflation is expected to occur. Nevertheless, inflation was quite tame. As a result of these conflicting signals, it was a bit of a roller-coaster year for the Federal Reserve Board. At the beginning of the period, the Fed was biased toward raising short-term interest rates in order to curb growth and head off inflation. However, beginning in August the Fed changed course and eventually lowered rates three times during a six-week period from late September through mid-November.

Q. WHAT LED THE FED TO ALTER ITS POLICY?

A. A crisis in worldwide markets that began with Russia's default on its debt and devaluation of its currency in August. That event sparked concerns about the health of other emerging economies and the worldwide banking system. Well-publicized problems of hedge fund Long-Term Capital Management further rocked the markets in late September and early October. The Fed's rate cuts lowered the rate banks charge each other for overnight loans - known as the fed funds rate - from 5.50% to 4.75%. The moves were designed to reassure markets paralyzed by heightened illiquidity and risk aversion, and to prevent a credit crunch from developing. From that point in the fourth quarter of 1998, stability generally returned to world markets, and the U.S. economy has sustained very strong growth, with real GDP rising at a 6% annual rate in the fourth quarter and 4.5% in the first quarter of 1999.

Q. WHAT TYPE OF STRATEGY DID YOU PURSUE DURING THE PERIOD?

A. Early in the period, I employed a "barbell" strategy, focusing the fund's investments on securities at either end of the maturity spectrum, with little in between. On the one hand, I purchased one- to three-month securities; on the other, I looked for buying opportunities among one-year notes that I felt priced in more Fed interest-rate increases than I believed would occur. In response to the crisis in the fall, investors worldwide fled to the safety and liquidity offered by U.S. Treasury securities. Government agency securities did not fare as well, although their performance outpaced other non-Treasury alternatives in the market. In the final two months of 1998, demand for agency notes fell dramatically as broker/dealers and other traditional buyers of agency securities cut back on their purchases in order to reduce risk exposure and conserve capital. This came at a time when two government agencies - Fannie Mae and Freddie Mac - increased their issuance. Dampened demand and added supply made these securities very cheap on both an absolute and a relative basis, so I increased the fund's holdings in them to about 60% of assets. This large allocation helped the fund when the relative performance of these securities improved in early 1999. So far in 1999, the fund focused primarily on agency securities and repurchase agreements in the one- to six-month maturity range.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 1999, was 4.51%, compared to 5.16% 12 months ago. For the 12 months that ended April 30, 1999, the fund had a total return of 5.02%, compared to 4.59% for the government money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. U.S. economic growth has continued to beat expectations, with few signs of accompanying inflation. While very low commodity prices have been cited as one of the main reasons for sustained low inflation, productivity gains also contributed. Recently, oil prices have reversed course and started to rise, which - coupled with signs that global economic activity is starting to stabilize and improve - caused market observers to become nervous about the inflation outlook. As a result, the money-market yield curve steepened - meaning longer-maturity yields became more attractive compared to yields for shorter-maturities. When I think those longer-term yields protect against possible future interest-rate increases, I will add longer-maturity securities to the portfolio.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: income and a stable
$1 share price by investing in
high-quality short-term money
market securities issued by the
U.S. government for
government agencies

FUND NUMBER: 458

TRADING SYMBOL: SPAXX

START DATE: February 5, 1990
SIZE: as of April 30, 1999,
more than $847 million

MANAGER: Robert Litterst,
since 1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS 4/30/98
                                                                10/31/98

  0 - 30                        38                               56                       63

 31 - 90                        34                               16                       16

 91 - 180                       20                               19                       10

181 - 397                       8                                9                        11

WEIGHTED AVERAGE MATURITY

                               4/30/99                          10/31/98                 4/30/98

Spartan U.S. Government        68 DAYS                          62 Days                  61 Days
Money Market

Government Money Market Funds  58 DAYS                          54 Days                  54 Days
Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF APRIL 30, 1999

Federal agency
issues 90%

Repurchase
agreements 10%

Row: 1, Col: 1, Value: 90.0
Row: 1, Col: 2, Value: 10.0

AS OF OCTOBER 31, 1998

Federal agency
issues 67%

Repurchase
agreements 33%

Row: 1, Col: 1, Value: 67.0
Row: 1, Col: 2, Value: 33.0


INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



FEDERAL AGENCIES - 90.1%

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FANNIE MAE - 33.3%

Agency Coupons - 15.9%

 5/5/99                          4.72% (a)                   $ 20,000,000                    $ 19,999,805

 5/14/99                         4.76 (a)                     8,000,000                       7,999,762

 5/24/99                         4.72 (a)                     17,000,000                      16,989,412

 5/28/99                         4.69 (a)                     12,000,000                      11,997,570

 5/28/99                         4.78 (a)                     25,000,000                      24,998,365

 6/10/99                         4.72 (a)(b)                  15,000,000                      14,991,000

 6/15/99                         4.76 (a)                     8,000,000                       7,999,128

 7/30/99                         4.77 (a)                     12,000,000                      11,997,676

 2/4/00                          4.85                         7,000,000                       6,993,847

 2/22/00                         4.93                         7,000,000                       6,999,430

 5/5/00                          5.04 (b)                     7,000,000                       6,991,530

                                                                                              137,957,525

Discount Notes - 17.4%

 5/17/99                         4.99                         8,000,000                       7,982,684

 5/19/99                         4.82                         20,000,000                      19,952,400

 6/4/99                          4.86                         14,000,000                      13,936,533

 6/4/99                          4.87                         11,745,000                      11,691,645

 6/4/99                          5.33                         6,000,000                       5,970,930

 6/8/99                          4.87                         25,975,000                      25,843,119

 6/14/99                         4.83                         25,000,000                      24,854,250

 6/30/99                         4.84                         9,000,000                       8,929,950

 8/9/99                          5.35                         8,000,000                       7,886,667

 8/20/99                         5.34                         10,000,000                      9,843,367

 9/13/99                         4.89                         7,000,000                       6,874,788

 9/17/99                         4.87                         7,000,000                       6,871,618

                                                                                              150,637,951

                                                                                              288,595,476

FEDERAL HOME LOAN BANK - 20.8%

Agency Coupons - 19.7%

 5/3/99                          4.58 (a)                     16,000,000                      15,997,962

 5/3/99                          4.83 (a)                     8,000,000                       7,997,113

 5/5/99                          4.79 (a)                     8,000,000                       7,998,668

 5/5/99                          4.88 (a)                     8,000,000                       7,998,641

 5/10/99                         4.76 (a)                     3,000,000                       2,999,230

 5/19/99                         5.56                         10,000,000                      9,999,967

 5/27/99                         4.78 (a)                     5,000,000                       4,999,704

 6/1/99                          4.82 (a)                     40,000,000                      39,982,715

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FEDERAL HOME LOAN BANK -
CONTINUED

Agency Coupons - continued

 6/15/99                         5.51%                       $ 8,000,000                     $ 7,999,944

 7/12/99                         4.80 (a)                     15,000,000                      14,992,769

 2/11/00                         4.92                         7,000,000                       6,995,228

 2/16/00                         4.90                         7,000,000                       7,000,000

 3/1/00                          5.00                         14,000,000                      13,997,258

 3/3/00                          5.06                         7,000,000                       6,995,185

 3/8/00                          5.17                         10,000,000                      9,991,987

 4/5/00                          5.03                         5,000,000                       4,995,077

                                                                                              170,941,448

Discount Notes - 1.1%

 5/14/99                         4.80                         2,530,000                       2,525,665

 5/14/99                         4.81                         7,000,000                       6,987,993

                                                                                              9,513,658

                                                                                              180,455,106

FREDDIE MAC - 33.1%

Agency Coupons - 3.4%

 5/21/99                         4.72 (a)                     8,000,000                       7,999,654

 5/27/99                         4.73 (a)                     6,000,000                       5,997,238

 8/13/99                         5.52                         15,000,000                      14,997,694

                                                                                              28,994,586

Discount Notes - 29.7%

 5/14/99                         4.82                         20,000,000                      19,965,622

 5/20/99                         4.81                         20,000,000                      19,949,808

 5/24/99                         4.82                         11,000,000                      10,966,548

 6/3/99                          4.86                         13,000,000                      12,942,740

 6/8/99                          4.85                         22,000,000                      21,888,729

 6/10/99                         4.84                         11,000,000                      10,941,578

 6/11/99                         4.85                         13,000,000                      12,929,081

 6/15/99                         4.83                         17,000,000                      16,898,638

 6/18/99                         4.80                         12,000,000                      11,924,000

 6/18/99                         4.89                         25,000,000                      24,839,333

 6/25/99                         4.85                         5,000,000                       4,963,448

 8/6/99                          4.82                         11,000,000                      10,859,512

 8/6/99                          4.83                         20,480,000                      20,217,884

 8/19/99                         4.85                         17,000,000                      16,754,043

 9/3/99                          4.83                         7,000,000                       6,884,913

FEDERAL AGENCIES - CONTINUED

DUE DATE                        ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                                PURCHASE

FREDDIE MAC - CONTINUED

Discount Notes - continued

 9/8/99                          4.92%                       $ 15,000,000                    $ 14,740,000

 9/10/99                         4.84                         20,000,000                      19,652,400

                                                                                              257,318,277

                                                                                              286,312,863

STATE OF ISRAEL (GUARANTEED
BY U.S. GOVERNMENT THROUGH
AGENCY FOR INTERNATIONAL
DEVELOPMENT) - 0.7%

Agency Coupons - 0.7%

 8/15/99                         4.82                         6,000,000                       6,036,170

U.S. DEPARTMENT OF HOUSING
AND URBAN DEVELOPMENT
GOVERNMENT GUARANTEED
PARTICIPATION CERTIFICATES -
2.2%

Agency Coupons - 2.2%

 8/1/99                          4.75                         4,000,000                       4,030,993

 8/1/99                          4.80                         15,260,000                      15,260,000

                                                                                              19,290,993

TOTAL FEDERAL AGENCIES                                                                        780,690,608


REPURCHASE AGREEMENTS - 9.9%

                                                               MATURITY AMOUNT

In a joint trading account
(U.S. Government
Obligations) dated:

3/18/99 due 6/16/99 At 4.85%                                 $ 14,169,750                     14,000,000

3/22/99 due 6/14/99 At 4.85%                                   21,237,650                     21,000,000

3/24/99 due 6/14/99 At 4.85%                                   30,836,940                     30,500,000

3/26/99 due 6/21/99 At 4.85%                                   20,234,417                     20,000,000

4/30/99 due 5/3/99 At 4.95%                                    396,163                        396,000

TOTAL REPURCHASE AGREEMENTS                                                                   85,896,000

TOTAL INVESTMENT IN                                                                         $ 866,586,608
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                          $ 866,586,608


LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(b) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $134,000 of which $44,000, $53,000 and $37,000 will expire on April 30, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                           APRIL 30, 1999

ASSETS

Investment in securities, at                $ 866,586,608
value (including repurchase
agreements of $85,896,000) -
See  accompanying schedule

Receivable for fund shares                   2,484,840
sold

Interest receivable                          3,155,195

 TOTAL ASSETS                                872,226,643

LIABILITIES

Payable to custodian bank      $ 571

Payable for investments         21,982,530
purchased on a  delayed
delivery basis

Payable for fund shares         2,354,657
redeemed

Distributions payable           222,213

Accrued management fee          321,702

Other payables and accrued      11,707
expenses

 TOTAL LIABILITIES                           24,893,380

NET ASSETS                                  $ 847,333,263

Net Assets consist of:

Paid in capital                             $ 847,470,452

Accumulated net realized gain                (137,189)
(loss) on investments

NET ASSETS, for 847,470,452                 $ 847,333,263
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($847,333,263
(divided by) 847,470,452
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED APRIL 30, 1999

INTEREST INCOME                           $ 44,411,836

EXPENSES

Management fee               $ 3,738,588

Non-interested trustees'      1,346
compensation

 Total expenses before        3,739,934
reductions

 Expense reductions           (42,028)     3,697,906

NET INTEREST INCOME                        40,713,930

NET REALIZED GAIN (LOSS) ON                14,978
INVESTMENTS

NET INCREASE IN NET ASSETS                $ 40,728,908
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  APRIL 30, 1999  YEAR ENDED  APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 40,713,930                $ 41,528,087

 Net realized gain (loss)         14,978                      10,320

 NET INCREASE (DECREASE) IN       40,728,908                  41,538,407
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (40,713,930)                (41,528,087)
from net interest income

Share transactions at net         839,208,314                 967,377,589
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  38,482,527                  39,942,463
distributions from net
interest income

 Cost of shares redeemed          (803,544,196)               (1,049,909,665)

 NET INCREASE (DECREASE) IN       74,146,645                  (42,589,613)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       74,161,623                  (42,579,293)
IN NET ASSETS

NET ASSETS

 Beginning of period              773,171,640                 815,750,933

 End of period                   $ 847,333,263               $ 773,171,640


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999       1998       1997       1996       1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .049       .052       .050       .054       .047
Operations Net interest
income

Less Distributions

From net interest income          (.049)     (.052)     (.050)     (.054)     (.047)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 5.02%      5.37%      5.16%      5.52%      4.79%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 847,333  $ 773,172  $ 815,751  $ 761,475  $ 707,194
(000 omitted)

Ratio of expenses to average      .45%       .45%       .45%       .45%       .45%
net assets

Ratio of expenses to average      .44% C     .45%       .45%       .41% C     .45%
net assets after expense
reductions

Ratio of net interest income      4.90%      5.24%      5.02%      5.42%      4.67%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan U.S. Government Money Market (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from the fund's shareholders which amounted to $12,899 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $42,028 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Government Money Market Fund(a fund of Fidelity Hereford Street Trust) at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Government Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 7, 1999

DISTRIBUTIONS


A total of 19.73% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 19, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
Affirmative    409,343,453.67   93.217

Withheld       29,788,002.23    6.783

TOTAL          439,131,455.90   100.000

PHYLLIS BURKE DAVIS
Affirmative    408,383,547.71   92.998

Withheld       30,747,908.19    7.002

TOTAL          439,131,455.90   100.000

ROBERT M. GATES
Affirmative    407,824,843.44   92.871

Withheld       31,306,612.46    7.129

TOTAL          439,131,455.90   100.000

EDWARD C. JOHNSON 3D
Affirmative    409,071,324.75   93.155

Withheld       30,060,131.15    6.845

TOTAL          439,131,455.90   100.000

E. BRADLEY JONES
Affirmative    408,491,536.32   93.023

Withheld       30,639,919.58    6.977

TOTAL          439,131,455.90   100.000

DONALD J. KIRK
Affirmative    409,373,915.87   93.224

Withheld       29,757,540.03    6.776

TOTAL          439,131,455.90   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
Affirmative    408,902,240.26   93.116

Withheld       30,229,215.64    6.884

TOTAL          439,131,455.90   100.000

WILLIAM O. MCCOY
Affirmative    409,373,915.87   93.224

Withheld       29,757,540.03    6.776

TOTAL          439,131,455.90   100.000

GERALD C. MCDONOUGH
Affirmative    408,553,935.30   93.032

Withheld       30,597,520.60    6.968

TOTAL          439,131,455.90   100.000

MARVIN L. MANN
Affirmative    409,116,074.50   93.165

Withheld       30,015,381.40    6.835

TOTAL          439,131,455.90   100.000

ROBERT C. POZEN
Affirmative    408,924,314.79   93.121

Withheld       30,207,141.11    6.879

TOTAL          439,131,455.90   100.000

THOMAS R. WILLIAMS
Affirmative    408,789,114.56   93.090

Withheld       30,342,341.34    6.910

TOTAL          439,131,455.90   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    398,415,863.22   90.728

Against        7,896.933.41     1.798

Abstain        32,818,659.27    7.474

TOTAL          439,131,455.90   100.000

PROPOSAL 3

To approve an amended management contract for the fund to include annual premium payments, if any, to a captive mutual insurance company in the list of enumerated expenses borne directly by the fund and to modify the management contract's amendment provisions.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    347,009,749.28   79.022

Against        45.461,476.97    10.352

Abstain        46,660,229.65    10.626

TOTAL          439,131,455.90   100.000

PROPOSAL 4

To amend the fund's fundamental investment limitation concerning diversification.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    352,818,034.82   80.345

Against        40,886,242.73    9.306

Abstain        45,447,178.35    10.349

TOTAL          439,131,455.90   100.000

PROPOSAL 7

To amend the fund's fundamental investment limitation concerning borrowing.

               # OF             % OF
               VOTES CAST       VOTES CAST
Affirmative    347,656,672.19   79.169

Against        46,231,433.84    10.528

Abstain        45,243,349.87    10.303

TOTAL          439,131,455.90   100.000

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert A. Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SPU-ANN-0699  78217
1.703529.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SPARTAN(REGISTERED TRADEMARK)
MONEY MARKET
FUND

ANNUAL REPORT
APRIL 30, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   22  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  26  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  28  The auditors' opinion.
ACCOUNTANTS

PROXY VOTING RESULTS   29

OF SPECIAL NOTE        31


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

With 13 record-high closings, the Dow Jones Industrial Average surged nearly 1,000 points in April. What's particularly noteworthy about this performance is that, in some cases, gains were fueled by a rotation out of growth stocks and into issues more sensitive to economic swings. The strength in blue chips, combined with heavy global, corporate and agency bond issuance, contributed to the downward pressure on government security prices.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MONEY MARKET              5.12%        29.23%        71.51%

All Taxable Money Market          4.81%        27.51%        64.76%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 919 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED APRIL 30, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MONEY MARKET              5.12%        5.26%         5.54%

All Taxable Money Market          4.81%        4.98%         5.15%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           4/27/99  2/2/99  11/3/98   7/28/98  4/28/98

Spartan Money Market Fund  4.59%    4.84%   5.02%     5.25%    5.23%

All Taxable Money Market   4.28%    4.41%   4.72%     5.01%    5.00%
Funds Average

                           4/28/99  2/3/99  10/28/98  7/29/98  4/29/98

MMDA                       2.10%    2.21%   2.45%     2.54%    2.52%


Spartan Money
Market Fund

All Taxable Money
Market Funds
Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.59
Row: 1, Col: 2, Value: 4.28
Row: 1, Col: 3, Value: 2.1
Row: 2, Col: 1, Value: 4.84
Row: 2, Col: 2, Value: 4.41
Row: 2, Col: 3, Value: 2.21
Row: 3, Col: 1, Value: 5.02
Row: 3, Col: 2, Value: 4.72
Row: 3, Col: 3, Value: 2.45
Row: 4, Col: 1, Value: 5.25
Row: 4, Col: 2, Value: 5.01
Row: 4, Col: 3, Value: 2.54
Row: 5, Col: 1, Value: 5.23
Row: 5, Col: 2, Value: 5.0
Row: 5, Col: 3, Value: 2.52

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of John Todd)

An interview with John Todd, Portfolio Manager of Spartan Money Market
Fund

Q. JOHN, CAN YOU DESCRIBE THE ECONOMIC AND INVESTMENT BACKDROP AT THE BEGINNING OF THE ONE-YEAR PERIOD THAT ENDED APRIL 30, 1999, AND HOW YOU MANAGED THE FUND ACCORDINGLY?

A. At the beginning of the period, market observers expected the Federal Reserve Board to raise the rate banks charge each other for overnight loans - known as the fed funds rate - in order to slow rapid economic growth and prevent inflationary pressures from building. In that environment, I used a barbell strategy, focusing investments on either end of the money market yield curve with little invested in between. With the fund's average maturity starting the period at 73 days, I invested in one-year securities to lock in attractive yields that I believed figured in higher interest rates than I expected. On the other end of the spectrum, I bought very short-maturity instruments to enable the fund to take advantage of buying opportunities if interest rates did rise. However, this backdrop changed dramatically during the third quarter of 1998.

Q. WHAT HAPPENED AT THAT POINT, AND HOW DID THAT AFFECT YOUR STRATEGY?

A. All financial markets were sent into a tailspin when Russia defaulted on some of its short-term debt in August, and fears arose that similarly profound economic difficulties elsewhere would hurt the U.S. economy. That turmoil was exacerbated by the near-collapse of hedge fund Long-Term Capital Management at the end of September. During the third quarter of 1998 we witnessed an incredible flight to quality, as investors sought the safety offered by U.S. Treasury securities. With credit concerns on the rise, I shifted the fund's investments to securities with three- to six-month maturities, at the same time maintaining the fund's rather long average maturity. I felt the Fed would lower interest rates to respond to the market crisis. The Fed did follow through with three cuts in the fed funds rate during the six-week period running from late September through mid-November, in order to alleviate the credit crunch, help ease the global crisis and sustain economic growth in the U.S. As we entered 1999, the market anticipated the Fed would continue to lower rates. However, I felt that the Fed had done enough and, if anything, would become concerned enough at some point to take back at least one of its rate cuts. With little yield advantage offered by longer-term securities, I shortened the average maturity to the mid 40s by the end of January.

Q. BUT THE FED KEPT RATES UNCHANGED . . .

A. That's right. In February and March it became evident that the U.S. economy was not slowing as expected. Market sentiment changed, with investors once again anticipating Fed rate increases to head off inflation. In response, I implemented the barbell strategy once again, because I didn't feel the Fed would raise rates as much as was reflected in the yields of longer-term money market securities. Concerns about an imminent rate increase eased in April, and the fund's average maturity declined to 65 days at the end of the period. Recently, I increased the fund's investments in short-term variable-rate securities toward the end of the period, which will enable me to take advantage of higher yields if rates do in fact go up.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on April 30, 1999, was 4.59%, compared to 5.23% 12 months ago. For the 12 months that ended April 30, 1999, the fund had a total return of 5.12%, compared to 4.81% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. Over the past two years, economic weakness elsewhere in the world has helped tame inflation in the U.S. However, it now appears that economies in Asia may be on the rebound. In addition, central banks around the world have implemented interest-rate cuts to stimulate growth. If growth in economies outside of the U.S. starts to rekindle, U.S. corporations should be able to increase prices without losing market share. Oil prices were on the rebound, and commodity prices seem to have bottomed, so inflation may be on the horizon. Therefore, at this point I believe no change in interest rates is the best we can hope for. However, if we witness sustained growth in the U.S. and improved growth abroad, the Fed may well seek to slow growth and head off inflation by reversing some of the rate cuts it implemented last year. As a result, at the end of the period the fund's maturity reflected a neutral, "wait and see" positioning.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks high current
income with share price
stability by investing in
high-quality, short-term
money market securities of all
types

FUND NUMBER: 454

TRADING SYMBOL: SPRXX

START DATE: January 23,
1989

SIZE: as of April 30,1999,
more than $9.5 billion

MANAGER: John Todd, since
1989; manager, several
other Fidelity and Spartan
taxable money market funds;
joined Fidelity in 1981


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                           % OF FUND'S INVESTMENTS 4/30/99  % OF FUND'S  INVESTMENTS  % OF FUND'S  INVESTMENTS
                                                                10/31/98                  4/30/98

  0 - 30                        40                              28                        45

 31 - 90                        34                              33                        26

 91 - 180                       20                              33                        20

181 - 397                       6                               6                         9

WEIGHTED AVERAGE MATURITY

                               4/30/99                          10/31/98                  4/30/98

Spartan Money Market Fund      65 DAYS                          73 Days                   73 Days

All Taxable Money Market       61 DAYS                          58 Days                   58 Days
Funds Average *

ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)


AS OF APRIL 30, 1999

Bank CDs, BAs,
TDs, and notes 58%
Commercial paper 41%
Other  1%

Row: 1, Col: 1, Value: 58.0
Row: 1, Col: 2, Value: 41.0
Row: 1, Col: 3, Value: 1.0

AS OF OCTOBER 31, 1998

Bank CDs, BAs,
TDs, and notes 64%
Commercial paper 36%
Other  0%

Row: 1, Col: 1, Value: 64.0
Row: 1, Col: 2, Value: 36.0
Row: 1, Col: 3, Value: 0.0


INVESTMENTS APRIL 30, 1999

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 41.9%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 1.3%

Chase Manhattan Bank (USA)

 8/11/99                          4.90%                       $ 90,000                             $ 90,000

Fleet National Bank

 5/3/99                           4.97 (b)                     38,000                               37,981

                                                                                                    127,981

LONDON BRANCH, EURODOLLAR,
DOMESTIC BANKS - 0.6%

Morgan Guaranty Trust Co., NY

 7/14/99                          4.87                         35,000                               35,001

 7/16/99                          4.87                         22,000                               22,000

                                                                                                    57,001

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 14.0%

Abbey National Treasury
Services PLC

 6/17/99                          4.90                         135,000                              134,993

 7/6/99                           4.90                         55,000                               55,000

 8/9/99                           4.90                         40,000                               40,001

ABN-AMRO Bank NV

 10/18/99                         4.92                         10,000                               10,000

Bank of Scotland Treasury
Services

 6/10/99                          4.90                         45,000                               45,000

 6/14/99                          4.90                         25,000                               25,000

 10/13/99                         4.93                         45,000                               45,002

 2/16/00                          5.14                         35,000                               34,989

Banque Nationale de Paris

 5/4/99                           4.88                         25,000                               25,000

 5/4/99                           5.05                         7,000                                7,000

Barclays Bank PLC

 9/7/99                           5.03                         100,000                              100,000

 9/7/99                           5.04                         55,000                               54,998

Bayerische Hypo-und
Vereinsbank AG

 5/12/99                          4.89                         58,000                               58,000

 6/9/99                           4.90                         20,000                               20,000

 8/18/99                          4.95                         55,000                               55,003

Credit Agricole Indosuez

 8/5/99                           4.90                         65,000                               65,000

 8/16/99                          4.92                         20,000                               20,000

 10/12/99                         4.94                         22,000                               22,001

Den Danske Bank Group AS

 6/2/99                           4.94                         50,000                               50,000

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - CONTINUED

Deutsche Bank AG

 8/2/99                           4.90%                       $ 60,000                             $ 59,997

Dresdner Bank AG

 7/19/99                          4.87                         25,000                               25,000

 8/12/99                          4.95                         20,000                               19,998

Halifax PLC

 5/17/99                          4.84                         25,000                               25,000

 5/25/99                          4.87                         25,000                               25,000

 8/12/99                          4.92                         30,000                               30,000

 8/19/99                          4.95                         15,000                               15,000

 8/31/99                          4.98                         25,000                               25,000

Lloyds Bank PLC

 8/10/99                          4.93                         20,000                               20,000

Svenska Handelsbanken

 5/4/99                           4.87                         40,000                               40,000

 6/16/99                          4.85                         54,000                               54,001

Westdeutsche Landesbank
Girozentrale

 5/17/99                          4.90                         80,000                               80,000

 7/8/99                           4.90                         50,000                               49,999

                                                                                                    1,335,982

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 25.9%

ABN-AMRO Bank NV

 6/7/99                           5.76                         30,000                               29,998

 6/30/99                          5.05                         42,000                               42,000

Bank of Montreal, Canada

 7/19/99                          4.87                         50,000                               50,000

 7/20/99                          4.87                         50,000                               50,000

 3/3/00                           5.35                         40,000                               39,974

Banque Nationale de Paris

 7/6/99                           4.89                         25,000                               25,000

 7/8/99                           4.89                         30,000                               30,000

Barclays Bank PLC

 5/3/99                           4.88 (b)                     95,000                               94,947

 3/1/00                           5.30                         60,000                               59,971

Bayerische Hypo-und
Vereinsbank AG

 6/7/99                           4.90                         60,000                               60,000

 2/10/00                          5.12                         50,000                               49,985

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Canadian Imperial Bank of
Commerce

 5/3/99                           4.88% (b)                   $ 100,000                            $ 99,933

 2/23/00                          5.17                         35,000                               34,986

 2/29/00                          5.24                         27,000                               26,991

Commerzbank AG

 5/4/99                           5.01                         70,000                               70,000

 5/10/99                          5.13                         50,000                               50,000

 9/1/99                           5.03                         50,000                               50,000

Credit Agricole Indosuez

 9/1/99                           5.00                         55,000                               55,000

Credit Communale de Belgique

 8/11/99                          4.92                         35,000                               35,000

Deutsche Bank AG

 5/4/99                           4.88                         60,000                               60,000

 5/6/99                           5.04                         40,000                               40,000

 8/6/99                           5.00                         23,000                               23,030

 8/10/99                          4.93                         80,000                               80,000

 8/11/99                          4.92                         25,000                               25,000

 2/10/00                          5.11                         30,000                               29,991

 2/16/00                          5.12                         50,000                               49,981

Dresdner Bank AG

 5/10/99                          4.89                         50,000                               50,000

Landesbank Hessen-Thuringen

 3/1/00                           5.22                         50,000                               49,980

National Westminster Bank PLC

 6/7/99                           5.75                         50,000                               49,997

 9/2/99                           5.03                         40,000                               40,000

 9/3/99                           5.02                         35,000                               35,000

 3/15/00                          5.15                         45,000                               44,981

Norddeutsche Landesbank
Girozentrale

 7/26/99                          5.73                         50,000                               49,994

 2/10/00                          5.10                         20,000                               19,994

RaboBank Nederland Coop.
Central

 5/5/99                           5.83                         15,000                               15,000

 6/4/99                           5.75                         40,000                               39,998

 9/2/99                           5.00                         35,000                               35,000

Royal Bank of Canada

 5/3/99                           4.89 (b)                     45,000                               44,974

 6/11/99                          5.80                         50,000                               49,996

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

Royal Bank of Canada -
continued

 2/18/00                          5.15%                       $ 40,000                             $ 39,989

 2/28/00                          5.26                         20,000                               19,993

Societe Generale, France

 5/24/99                          4.87                         70,000                               70,000

 6/9/99                           4.91                         70,000                               70,000

 7/12/99                          4.90                         25,000                               25,000

 8/5/99                           4.90                         80,000                               80,000

Swiss Bank Corp.

 6/3/99                           5.75                         75,000                               74,995

Toronto Dominion Bank

 5/10/99                          5.15                         50,000                               50,000

 6/4/99                           5.75                         50,000                               49,997

 7/26/99                          5.73                         40,000                               39,995

 2/18/00                          5.15                         50,000                               49,986

United Bank of Switzerland AG

 2/28/00                          5.20                         50,000                               49,986

Westdeutsche Landesbank
Girozentrale

 6/7/99                           4.89                         60,000                               60,000

                                                                                                    2,466,642

SAN FRANCISCO BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 0.1%

Banque Nationale de Paris

 5/4/99                           5.01                         15,000                               15,000

TOTAL CERTIFICATES OF DEPOSIT                                                                       4,002,606

COMMERCIAL PAPER - 41.4%



Abbey National Treasury
Services PLC

 8/9/99                           4.93                         95,000                               93,731

ABN-AMRO North America, Inc.

 10/4/99                          5.09                         25,000                               24,465

Aspen Funding Corp.

 5/11/99                          4.91                         20,000                               19,973

 5/12/99                          4.90                         20,000                               19,970

 6/2/99                           4.84                         8,000                                7,966

Asset Securitization Coop.
Corp.

 5/18/99                          4.89                         60,000                               59,863

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Asset Securitization Coop.
Corp. - continued

 5/25/99                          4.89%                       $ 5,000                              $ 4,984

 6/7/99                           4.91                         21,000                               20,895

 6/22/99                          4.90                         15,000                               14,895

 6/23/99                          4.86                         50,000                               49,645

 6/23/99                          4.92                         45,000                               44,679

 6/29/99                          4.91                         30,000                               29,762

Associates First Capital Corp.

 6/7/99                           4.91                         26,000                               25,870

 6/8/99                           4.91                         62,000                               61,683

Bradford & Bingley Building
Society

 5/24/99                          4.89                         20,000                               19,938

 6/10/99                          4.92                         10,000                               9,946

 7/15/99                          4.88                         25,000                               24,749

Centric Capital Corp.

 5/10/99                          4.92                         10,000                               9,988

 7/26/99                          4.86                         15,000                               14,832

CIESCO L.P.

 5/26/99                          4.89                         23,000                               22,923

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 5/14/99                          4.90                         20,000                               19,965

 5/19/99                          4.91                         20,000                               19,952

 6/7/99                           4.97                         12,000                               11,940

 7/22/99                          4.90                         7,000                                6,923

Commonwealth Bank of Australia

 8/9/99                           4.91                         25,000                               24,667

 8/12/99                          4.92                         15,000                               14,794

 8/16/99                          4.95                         5,000                                4,928

ConAgra, Inc.

 5/3/99                           5.00                         10,000                               9,997

 5/25/99                          4.94                         17,000                               16,949

 5/26/99                          4.95                         10,000                               9,966

 5/27/99                          5.00                         15,000                               14,946

 6/3/99                           4.95                         9,000                                8,959

Cregem North America, Inc.

 7/16/99                          4.88                         15,000                               14,847

 11/4/99                          4.97                         25,000                               24,377

CXC, Inc.

 6/16/99                          4.89                         20,000                               19,876

 7/6/99                           4.85                         8,000                                7,929

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Daimler-Chrysler North
America Corp.

 5/18/99                          4.90%                       $ 20,000                             $ 19,954

 5/19/99                          4.90                         25,000                               24,939

 6/10/99                          4.91                         15,000                               14,919

 6/21/99                          4.90                         15,000                               14,897

 7/12/99                          4.90                         16,000                               15,845

 7/21/99                          4.90                         27,000                               26,707

 7/27/99                          4.88                         8,000                                7,907

 7/28/99                          4.90                         8,000                                7,906

Delaware Funding Corp.

 5/19/99                          4.90                         46,000                               45,889

 5/24/99                          4.90                         10,000                               9,969

 6/17/99                          4.84                         50,000                               49,687

 6/22/99                          4.85                         20,000                               19,861

Deutsche Bank Financial, Inc.

 5/10/99                          4.90                         50,000                               49,940

 6/15/99                          4.90                         50,000                               49,698

Enterprise Funding Corp.

 5/4/99                           4.93                         20,000                               19,992

 5/14/99                          4.90                         10,000                               9,982

 5/20/99                          4.91                         10,124                               10,098

 6/11/99                          4.92                         14,706                               14,625

 6/14/99                          4.91                         13,534                               13,454

Falcon Asset Securitization

 5/4/99                           4.89                         66,275                               66,248

 5/5/99                           4.89                         8,345                                8,340

 5/6/99                           4.89                         90,000                               89,939

 5/7/99                           4.89                         63,750                               63,698

 6/21/99                          4.85                         20,000                               19,864

Finova Capital Corp.

 5/3/99                           5.05                         8,000                                7,998

 5/24/99                          4.95                         10,000                               9,969

 6/2/99                           5.03                         5,000                                4,978

 6/16/99                          4.97                         8,000                                7,950

 6/25/99                          4.92                         5,000                                4,963

 6/25/99                          4.96                         17,000                               16,872

Ford Motor Credit Co.

 5/18/99                          4.87                         75,000                               74,829

General Electric Capital Corp.

 6/2/99                           4.95                         30,000                               29,871

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

General Electric Capital
Corp. - continued

 6/14/99                          4.90%                       $ 50,000                             $ 49,704

 6/14/99                          4.96                         50,000                               49,701

 6/21/99                          4.96                         80,000                               79,446

 8/16/99                          4.94                         50,000                               49,284

 8/30/99                          5.00                         25,000                               24,590

 10/18/99                         4.93                         55,000                               53,751

General Electric Credit
Capital Services, Inc.

 6/9/99                           4.92                         42,000                               41,779

General Motors Acceptance Corp.

 5/19/99                          4.90                         48,000                               47,884

 6/14/99                          4.94                         90,000                               89,464

 7/29/99                          4.89                         65,000                               64,225

Generale de Banque SA

 8/13/99                          4.92                         43,000                               42,404

Goldman Sachs Group L.P.

 5/25/99                          4.90                         50,000                               49,838

Heller Financial, Inc.

 5/5/99                           5.03                         13,000                               12,993

 5/24/99                          5.08                         7,000                                6,978

 6/16/99                          5.01                         9,000                                8,943

 7/6/99                           5.00                         7,000                                6,937

JC Penney Funding Corp.

 5/11/99                          5.00                         17,000                               16,977

 5/12/99                          5.00                         5,000                                4,992

 5/17/99                          5.01                         25,000                               24,945

Kitty Hawk Funding Corp.

 5/21/99                          4.90                         16,206                               16,162

 5/21/99                          4.91                         4,000                                3,989

 5/28/99                          4.95                         20,000                               19,927

 6/3/99                           4.84                         6,780                                6,750

 6/7/99                           4.89                         25,061                               24,936

 6/8/99                           4.92                         19,000                               18,903

Lehman Brothers Holdings, Inc.

 6/14/99                          5.22                         34,000                               33,786

 6/21/99                          5.22                         11,000                               10,920

 6/22/99                          5.22                         23,000                               22,829

MCI WorldCom, Inc.

 5/5/99                           5.02                         2,000                                1,999

 5/5/99                           5.03                         27,000                               26,985

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

MCI WorldCom, Inc. - continued

 6/23/99                          5.10%                       $ 13,000                             $ 12,904

 6/29/99                          5.11                         10,900                               10,810

 7/7/99                           5.10                         12,000                               11,888

 7/7/99                           5.15                         34,000                               33,679

Morgan Stanley, Dean Witter &
Co.

 5/12/99                          4.90                         25,000                               24,963

 5/17/99                          4.90                         66,000                               65,857

 6/9/99                           4.91                         60,000                               59,685

Nationwide Building Society

 6/8/99                           4.91                         10,000                               9,949

 8/5/99                           4.87                         33,000                               32,594

New Center Asset Trust

 7/21/99                          4.87                         20,000                               19,784

 8/9/99                           4.91                         10,000                               9,866

Newport Funding Corp.

 5/5/99                           4.91                         35,000                               34,981

 5/12/99                          4.91                         25,000                               24,963

 5/19/99                          4.92                         25,000                               24,939

 5/25/99                          4.96                         15,000                               14,951

Nordbanken AB

 5/26/99                          4.96                         10,000                               9,966

Nordbanken, North America, Inc.

 6/17/99                          4.90                         50,000                               49,684

Norddeutsche Landesbank
Girozentrale

 8/5/99                           4.91                         15,000                               14,808

Norfolk Southern Corp.

 5/10/99                          5.02                         4,000                                3,995

 5/12/99                          5.03                         9,000                                8,986

 5/19/99                          5.03                         3,000                                2,993

 5/26/99                          5.00                         5,000                                4,983

PHH Corp.

 5/12/99                          5.02                         25,000                               24,962

 5/12/99                          5.03                         5,000                                4,992

 5/17/99                          5.04                         40,000                               39,911

 5/19/99                          5.03                         5,000                                4,988

 5/26/99                          5.04                         8,000                                7,972

 6/22/99                          5.01                         6,000                                5,957

 6/23/99                          5.01                         5,000                                4,963

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Preferred Receivables Funding
Corp.

 5/10/99                          4.90%                       $ 37,785                             $ 37,739

 5/18/99                          4.94                         20,000                               19,954

 5/20/99                          4.91                         81,975                               81,765

 5/26/99                          4.91                         14,000                               13,953

 5/28/99                          4.90                         23,035                               22,951

 6/16/99                          4.91                         17,175                               17,069

Salomon Smith Barney
Holdings, Inc.

 5/5/99                           4.92                         55,000                               54,970

 5/21/99                          4.89                         20,000                               19,946

Societe Generale North
America, Inc.

 5/3/99                           4.86                         45,000                               44,988

 5/25/99                          4.87                         90,000                               89,710

 8/10/99                          4.95                         30,000                               29,594

Svenska Handelsbanken, Inc.

 6/15/99                          4.90                         20,000                               19,880

 8/9/99                           4.92                         10,000                               9,867

Three Rivers Funding Corp.

 5/20/99                          4.84                         8,110                                8,089

 5/26/99                          4.85                         18,896                               18,833

Triple A One Funding Corp.

 5/5/99                           4.89                         22,438                               22,426

 5/14/99                          4.90                         6,551                                6,540

 6/3/99                           4.84                         6,000                                5,974

 6/15/99                          4.92                         10,201                               10,139

Tyco International Group SA

 5/10/99                          5.07                         18,000                               17,978

 5/18/99                          5.11                         13,000                               12,969

 5/20/99                          5.10                         9,500                                9,475

 5/26/99                          5.08                         5,000                                4,983

 5/27/99                          5.09                         10,000                               9,964

 7/8/99                           5.10                         7,000                                6,933

UBS Finance (Delaware), Inc.

 8/9/99                           4.92                         40,000                               39,466

Unifunding, Inc.

 5/3/99                           4.86                         30,000                               29,992

 5/19/99                          4.90                         10,000                               9,976

Westpac Capital Corp.

 8/13/99                          4.92                         50,000                               49,307

 8/16/99                          4.95                         30,000                               29,569

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Windmill Funding Corp.

 5/25/99                          4.90%                       $ 8,000                              $ 7,974

 6/9/99                           4.84                         11,000                               10,943

 6/10/99                          4.87                         5,000                                4,973

 6/14/99                          4.85                         15,000                               14,912

 6/16/99                          4.85                         10,000                               9,938

 7/14/99                          4.88                         10,000                               9,901

TOTAL COMMERCIAL PAPER                                                                              3,950,194

BANK NOTES - 6.0%



Comerica Bank, Detroit

 5/10/99                          4.99 (b)                     13,000                               12,997

First Union National Bank of
North Carolina

 5/3/99                           4.94 (b)                     108,000                              108,000

 7/21/99                          5.02 (b)                     20,000                               20,000

Fleet National Bank, Providence

 5/4/99                           4.97 (b)                     38,000                               37,990

Key Bank NA

 5/21/99                          4.80 (b)                     30,000                               29,995

Mellon Bank NA, Pittsburgh

 5/3/99                           4.88 (b)                     24,000                               23,986

NationsBank NA

 5/3/99                           4.95                         65,000                               64,972

 8/24/99                          4.95                         60,000                               60,000

 8/25/99                          4.95                         75,000                               75,000

 9/8/99                           5.01                         50,000                               50,000

PNC Bank NA, Pittsburgh

 5/3/99                           4.82 (b)                     40,000                               39,995

 5/3/99                           4.98 (b)                     38,000                               37,997

Westpac Banking Corp.

 5/5/99                           5.85                         15,000                               15,000

TOTAL BANK NOTES                                                                                    575,932

MASTER NOTES - 2.0%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Goldman Sachs Group L.P.

 6/8/99                           5.08% (b)                   $ 80,000                             $ 80,000

J.P. Morgan Securities, Inc.

 5/7/99                           4.91 (b)                     90,000                               90,000

SunTrust Banks, Inc.

 5/3/99                           4.85 (b)                     15,000                               15,000

TOTAL MASTER NOTES                                                                                  185,000

MEDIUM-TERM NOTES - 4.2%



Abbey National Treasury
Services PLC

 5/17/99                          4.85 (a)(b)                  45,000                               44,988

Bishops Gate Resources
Mortgage Trust

 5/1/99                           5.14 (b)                     27,000                               27,000

Ford Motor Credit Co.

 5/3/99                           4.95 (b)                     66,000                               66,000

General Electric Capital Corp.

 6/9/99                           4.98 (b)                     15,000                               15,000

 7/12/99                          4.95 (b)                     24,000                               24,000

Goldman Sachs Group L.P.

 5/10/99                          5.05 (a)(b)                  29,000                               29,000

 7/7/99                           5.20 (b)(c)                  44,000                               44,000

 7/27/99                          5.10 (b)(c)                  24,000                               24,000

Merrill Lynch & Co., Inc.

 6/4/99                           4.96 (b)                     30,000                               29,999

Morgan Guaranty Trust Co., NY

 5/27/99                          4.86 (b)                     50,000                               49,990

Norwest Corp.

 7/22/99                          5.02 (b)                     50,000                               50,000

TOTAL MEDIUM-TERM NOTES                                                                             403,977

SHORT-TERM NOTES - 3.2%



Capital One Funding Corp.
Series 1994 E,

 5/7/99                           4.89 (b)                     6,312                                6,312

Capital One Funding Corp.
Series 1995 D,

 5/7/99                           4.89 (b)                     7,020                                7,020

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Capital One Funding Corp.
Series 1995 E,

 5/7/99                           4.89% (b)                   $ 5,586                              $ 5,586

Capital One Funding Corp.
Series 1996 H,

 5/7/99                           4.89 (b)                     7,210                                7,210

Capital One Funding Corp.
Series 1996 I,

 5/7/99                           4.89 (b)                     8,734                                8,734

Capital One Funding Corp.
Series 1997 F,

 5/7/99                           4.89 (b)                     5,000                                5,000

Capital One Funding Corp.
Series 1997 G,

 5/7/99                           4.89 (b)                     3,791                                3,791

Monumental Life Insurance Co.

 5/3/99                           5.04 (b)(c)                  29,000                               29,000

 5/3/99                           5.11 (b)(c)                  35,000                               35,000

New York Life Insurance Co.

 5/7/99                           4.97 (b)                     25,000                               25,000

 7/1/99                           5.12 (b)(c)                  26,000                               26,000

Pacific Life Insurance Co.

 6/9/99                           5.07 (b)(c)                  35,000                               35,000

SMM Trust Series 1998 I,

 5/28/99                          4.90 (a)(b)                  20,000                               20,000

Strategic Money Market Trust
Series 1998 A,

 6/16/99                          5.10 (b)                     91,000                               91,000

TOTAL SHORT-TERM NOTES                                                                              304,653

TIME DEPOSITS - 0.8%



First National Bank of Chicago

 5/3/99                           4.94                         75,000                               75,000


REPURCHASE AGREEMENTS - 0.5%

                                                              MATURITY AMOUNT (000S)

In a joint trading account                                    $ 49,312                              49,292
(U.S. Government
obligations)  dated 4/30/99
due 5/3/99 At 4.95%

TOTAL INVESTMENT IN                                                                               $ 9,546,654
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                                $ 9,546,654

LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $93,988,000 or 1.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE   COST (000S)

Goldman Sachs Group L.P.       12/7/98            $ 44,000
5.2%, 7/7/99

Goldman Sachs Group L.P.       1/22/99            $ 24,000
5.1%, 7/27/99

Monumental Life Insurance Co.  7/31/98 - 9/17/98  $ 29,000
5.04%, 5/3/99

Monumental Life Insurance Co.  7/1/98             $ 35,000
5.11%, 5/3/99

New York Life Insurance Co.    12/21/98           $ 26,000
5.12%, 7/1/99

Pacific Life Insurance Co.     8/21/98            $ 35,000
5.07%, 6/9/99

INCOME TAX INFORMATION

At April 30, 1999, the fund had a capital loss carryforward of approximately $2,519,000 of which $1,881,000, $476,000 and $162,000 will expire on April 30, 2002, 2003 and 2004, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                          APRIL 30,
                                                1999

ASSETS

Investment in securities, at             $ 9,546,654
value (including repurchase
agreements of $49,292) - See
accompanying schedule

Receivable for fund shares                27,997
sold

Interest receivable                       62,396

Other receivables                         6

 TOTAL ASSETS                             9,637,053

LIABILITIES

Payable for investments        $ 88,752
purchased

Payable for fund shares         34,385
redeemed

Distributions payable           2,212

Accrued management fee          3,616

Other payables and accrued      140
expenses

 TOTAL LIABILITIES                        129,105

NET ASSETS                               $ 9,507,948

Net Assets consist of:

Paid in capital                          $ 9,510,476

Accumulated net realized gain             (2,528)
(loss) on investments

NET ASSETS, for 9,509,965                $ 9,507,948
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($9,507,948
(divided by) 9,509,965
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        YEAR
                            ENDED APRIL 30, 1999

INTEREST INCOME                        $ 514,550

EXPENSES

Management fee               $ 42,521

Non-interested trustees'      38
compensation

 Total expenses before        42,559
reductions

 Expense reductions           (375)     42,184

NET INTEREST INCOME                     472,366

NET REALIZED GAIN (LOSS) ON             98
INVESTMENTS

NET INCREASE IN NET ASSETS             $ 472,464
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED  APRIL 30, 1999  YEAR ENDED  APRIL 30, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 472,366                   $ 474,623

 Net realized gain (loss)         98                          115

 NET INCREASE (DECREASE) IN       472,464                     474,738
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (472,366)                   (474,623)
from net interest income

Share transactions at net         10,977,091                  14,018,870
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  446,239                     462,349
distributions from net
interest income

 Cost of shares redeemed          (10,778,535)                (14,917,925)

 NET INCREASE (DECREASE) IN       644,795                     (436,706)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       644,893                     (436,591)
IN NET ASSETS

NET ASSETS

 Beginning of period              8,863,055                   9,299,646

 End of period                   $ 9,507,948                 $ 8,863,055


FINANCIAL HIGHLIGHTS

YEARS ENDED APRIL 30,            1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .050     .053     .051     .054     .049
Operations Net interest
income

Less Distributions

From net interest income          (.050)   (.053)   (.051)   (.054)   (.049)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 5.12%    5.43%    5.21%    5.57%    4.97%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 9,508  $ 8,863  $ 9,300  $ 8,451  $ 7,635
(in millions)

Ratio of expenses to average      .45%     .45%     .45%     .45%     .44% C
net assets

Ratio of expenses to average      .45%     .45%     .45%     .42% D   .44%
net assets after expense
reductions

Ratio of net interest income      5.00%    5.31%    5.09%    5.45%    4.89%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS -
CONTINUED

adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $193,000,000 or 2.0% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of 0.45% of the fund's average net assets.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $159,000 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $375,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
June 7, 1999

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on May 19, 1999. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1

To elect as Trustees the following twelve nominees.

               # OF               % OF
               VOTES CAST         VOTES CAST
RALPH F. COX
Affirmative    5,974,392,783.10   91.646

Withheld       544,581,193.76     8.354

TOTAL          6,518,973,976.86   100.000

PHYLLIS BURKE DAVIS
Affirmative    5,967,819,474.89   91.545

Withheld       551,154,501.97     8.455

TOTAL          6,518,973,976.86   100.000

ROBERT M. GATES
Affirmative    5,968,116,491.41   91.550

Withheld       550,857,485.45     8.450

TOTAL          6,518,973,976.86   100.000

EDWARD C. JOHNSON 3D
Affirmative    5,974,136,887.42   91.642

Withheld       544,837,089.44     8.358

TOTAL          6,518,973,976.86   100.000

E. BRADLEY JONES
Affirmative    5,963,456,420.48   91.478

Withheld       555,517,556.38     8.522

TOTAL          6,518,973,976.86   100.000

DONALD J. KIRK
Affirmative    5,974,589,484.34   91.649

Withheld       544,384,492.52     8.351

TOTAL          6,518,973,976.86   100.000

               # OF               % OF
               VOTES CAST         VOTES CAST
PETER S. LYNCH
Affirmative    5,974,802,767.68   91.653

Withheld       544,171,209.18     8.347

TOTAL          6,518,973,976.86   100.000

WILLIAM O. MCCOY
Affirmative    5,975,679,888.78   91.666

Withheld       543,294,088.08     8.334

TOTAL          6,518,973,976.86   100.000

GERALD C. MCDONOUGH
Affirmative    5,964,582,171.27   91.496

Withheld       554,391,805.59     8.504

TOTAL          6,518,973,976.86   100.000

MARVIN L. MANN
Affirmative    5,976,529,694.42   91.679

Withheld       542,444,282.44     8.321

TOTAL          6,518,973,976.86   100.000

ROBERT C. POZEN
Affirmative    5,975,012,293.16   91.656

Withheld       543,961,683.70     8.344

TOTAL          6,518,973,976.86   100.000

THOMAS R. WILLIAMS
Affirmative    5,969,417,459.36   91.570

Withheld       549,556,517.50     8.430

TOTAL          6,518,973,976.86   100.000

PROPOSAL 2

To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,492,051,833.30   90.062

Against        58,748,594.05      1.177

Abstain        436,958,862.73     8.761

TOTAL          4,987,759,290.08   100.000

PROPOSAL 3

To approve an amended management contract for the fund to include annual premium payments, if any, to a captive mutual insurance company in the list of enumerated expenses borne directly by the fund and to modify the management contract's amendment provisions.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    3,912,311,388.34   78.438

Against        432,765,021.03     8.677

Abstain        642,682,880.71     12.885

TOTAL          4,987,759,290.08   100.000

PROPOSAL 4

To amend the fund's fundamental investment limitation concerning diversification.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    4,001,162,106.60   80.220

Against        358,958,199.10     7.196

Abstain        627,638,984.38     12.584

TOTAL          4,987,759,290.08   100.000

PROPOSAL 5

To amend the fund's fundamental investment objective.

               # OF               % OF
               VOTES CAST         VOTES CAST
Affirmative    3,976,908,112.15   79.733

Against        384,230,553.34     7.704

Abstain        626,620,624.59     12.563

TOTAL          4,987,759,290.08   100.000

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA

INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John J. Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

SPM-ANN-0699  78181
1.703534.101

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
The Bank of New York
New York, NY

FIDELITY'S TAXABLE MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com